Retirement Plans (Details) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Executive Retirement Plans [Member]
Change in benefit obligation and funded status
Benefit obligation at beginning of year	$ 1,543	$ 4,796	$ 4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)
Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets
Funded status	$ (1,710)	$ (1,543)	$ (4,796)